UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS


                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS
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                                DECEMBER 31, 2005
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                                  ANNUAL REPORT
[PHOTO OMITTED]
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        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM)

        WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM)

        WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM)

        WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
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Performance Highlights ....................................................    2
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Portfolio Expenses ........................................................    6
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Portfolio of Investments
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   Life Stage - Aggressive Portfolio ......................................    7
   Life Stage - Conservative Portfolio ....................................    8
   Life Stage - Moderate Portfolio ........................................    9
Financial Statements
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   Statements of Assets and Liabilities ...................................   10
   Statements of Operations ...............................................   11
   Statements of Changes in Net Assets ....................................   12
   Financial Highlights ...................................................   14
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Notes to Financial Statements .............................................   16
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Report of Independent Registered Public Accounting Firm ...................   21
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Tax Information (Unaudited) ...............................................   22
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Other Information (Unaudited) .............................................   23
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List of Abbreviations .....................................................   25
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               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM) annual report for the year ended December 31, 2005. On the following pages, you will find a discussion of each Portfolio, including the Portfolio managers' performance highlights, information about the holdings in each Portfolio, and the Portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The expansion of the U.S. economy remains strong, with real gross domestic product (GDP), the most comprehensive measure of economic activity, growing at a 3.5% rate for 2005. This is surprisingly strong growth, given the record high energy prices reported during the year. The price of crude oil rose to a new record level during the third quarter and closed the year at $61.06 a barrel, creating fears of a possible slowdown in consumer spending.

      Low interest rates and a consequent extended boom in the housing sector helped to offset the negative effects of high oil and gas prices in the early part of the year. Steady growth in employment and household incomes helped bring consumer spending back to relatively healthy levels. Solid growth in capital spending by businesses, fueled by strong cash flow and low borrowing costs, also contributed to economic growth.

      Rising energy prices did have an impact on inflation, pushing the inflation rate upward toward the end of 2005. The consumer price index (CPI) rose approximately 3% at an annual rate over the 12 months that ended December 31, 2005. The core CPI, however, which excludes the volatile food and energy components, increased by only 2.2% by end of year. With core inflation generally contained, the Federal Reserve (the Fed) continued its strategy of raising interest rates at a "measured pace" for the year. Since December 2004, the Fed has incrementally raised the federal funds rate -- its principal policy tool -- from 2.25% to 4.25%. Long-term yields did not increase with the federal funds rate, allowing mortgage rates to remain unusually low.

STOCKS: MODERATE GAINS FOR THE YEAR
--------------------------------------------------------------------------------

      After an impressive rally in the fourth quarter of 2004, stock prices showed little net change during 2005. The S&P 500 Index began the year at 1202 and ended at 1248. Strong corporate earnings helped the equity markets, while record prices for crude oil and concerns of a slowdown in worldwide economic growth capped and often reversed rallies. In the United States, the fundamentals of strong earnings and low inflation have kept the equity markets steady.

BONDS: UNPRECEDENTED PERFORMANCE
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds declined as the federal funds rate increased during the year. Exceptional demand for U.S. Treasury securities from foreign investors and the tame core inflation data were two factors thought to have kept bond yields low. The flattening in the yield curve was one of the main elements that contributed to good returns from bonds throughout the year.

      The high yield and investment grade segments of the corporate bond market had positive performance in light of the interest rate environment in 2005. During April and May 2005, however, downgrades of General Motors and Ford bonds caused the corporate bond market segments to underperform. By the close of 2005, the corporate sectors recovered and again produced solid returns. Municipal bonds generally performed better than bonds in most taxable sectors during 2005, but they lagged behind the rally in U.S. Treasuries in May and June. Overall, by the end of 2005, municipal yields were very attractive relative to yields on comparable U.S. Treasuries.

LOOKING AHEAD
--------------------------------------------------------------------------------

      We may see some slowing in the economy in 2006 due to lingering effects from higher energy prices and higher short-term interest rates. Inflation will likely stay in check and it is expected that the Fed may pull back on its monetary tightening policy. We believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisors -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM) seeks capital appreciation with a secondary emphasis on current income.

      The WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM)seeks a combination of current income and capital appreciation.

      The WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM)seeks a combination of capital appreciation and current income.

ADVISOR                                         PORTFOLIO MANAGERS
   Wells Fargo Funds Management, LLC                Thomas C. Biwer, CFA
                                                    Christian L. Chan, CFA
   INCEPTION DATE                                   Andrew Owen, CFA
     12/31/1998

HOW DID THE PORTFOLIOS PERFORM OVER THE TWELVE-MONTH REPORTING PERIOD?

------------------------------------------------------------------------------------------------------------------------------------
                                                               Portfolio                          MSCI        Lehman Brothers U.S.
Portfolio Name                                                Performance   S&P 500 Index(2)  EAFE Index(3)  Aggregate Bond Index(4)
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE-AGGRESSIVE PORTFOLIO(SM)       5.40%(1)
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE-CONSERVATIVE PORTFOLIO(SM)     3.68%(1)         4.91%            13.54%              2.43%
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE-MODERATE PORTFOLIO(SM)         4.62%(1)
------------------------------------------------------------------------------------------------------------------------------------

      Performance was mixed for the 12-month period ended December 31, 2005. The Aggressive Portfolio outperformed both its broad-based index, the S&P 500 Index, and the Lehman Brothers U.S. Aggregate Bond Index. However, it underperformed the MSCI EAFE Index.

      The Conservative and Moderate Portfolios underperformed both their broad-based index, the S&P 500 Index, and the MSCI EAFE Index. However, they both outperformed the Lehman Brothers U.S. Aggregate Bond Index. The Conservative Portfolio's 60% allocation in bond funds was the primary reason it underperformed the S&P 500 Index. The Moderate Portfolio's 40% allocation in bond funds was the primary reason it narrowly underperformed the S&P 500 Index, which is comprised 100% of stocks.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE --WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIOS' PERFORMANCE?
--------------------------------------------------------------------------------

      The three Portfolios provide broad exposure to the U.S. stock and bond markets and to foreign stock markets through their underlying funds.

      Returns in both the U.S. stock and bond markets were modestly positive in 2005 despite headwinds from rising short-term interest rates. Strong gains in corporate earnings and ample liquidity in the financial system supported stock prices while muted inflation readings and steady demand from foreign investors helped support bond prices.

      Mid-capitalization stocks were especially solid performers, therefore, the 25% allocation of the equity portion of each Portfolio in the mid-cap-oriented WELLS FARGO ADVANTAGE COMMON STOCK FUND was beneficial. The large-cap-focused WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND also was a strong contributor to performance for the year. Underperforming underlying funds in the Portfolios included WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND and WELLS FARGO ADVANTAGE U.S. VALUE FUND.

      Foreign stocks as a group showed considerably stronger gains than U.S. stocks. The 12.5% allocation of the equity portion of each Portfolio to the WELLS FARGO ADVANTAGE OVERSEAS FUND also contributed positively to the Portfolios' performance.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIOS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In June, adjustments were made to all three Portfolios to reduce the emphasis on growth stocks including reducing the Portfolios' holdings in the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND. Changes were also made in June to reduce the overall concentration in bonds with very short maturities including reducing the Portfolios' holdings in the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND. Both changes brought the Portfolios into closer alignment with the investment characteristics of their asset-class benchmarks while preserving some strategic emphasis on the types of securities that we expect to perform well in future periods.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to expect some slowing in economic growth due to the effects of higher energy prices and higher short-term interest rates. Such mid-cycle slowdowns have become characteristic of recent economic cycles and may provide an environment in which large company stocks and growth stocks tend to perform best. Structural forces of globalization and technology should keep inflation contained, and we expect that the Federal Reserve will pull back on its policy of tightening monetary conditions, which should be beneficial for financial asset prices.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE PORTFOLIOS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The views expressed are as of December 31, 2005 and are those of the Portfolios' managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO, WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO and the WELLS FARGO ADVANTAGE LIFE STAGE -MODERATE PORTFOLIO.

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                                                                          Life of
FUND NAME                                                       6-month*       1-Year        5-Year         Fund
-------------------------------------------------------------------------------------------------------------------
Life Stage - Aggressive Portfolio (Incept. Date 12/31/1998)       5.59          5.40          0.08           3.94
-------------------------------------------------------------------------------------------------------------------
Life Stage - Conservative Portfolio (Incept. Date 12/31/1998)     3.18          3.68          1.68           4.00
-------------------------------------------------------------------------------------------------------------------
Life Stage - Moderate Portfolio (Incept. Date 12/31/1998)         4.30          4.62          1.07           3.96
-------------------------------------------------------------------------------------------------------------------
BENCHMARKS
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                                  5.76          4.91          0.54           1.77
-------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)                                               14.88         13.54          4.55           4.51
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index(4)                     (0.08)         2.43          5.87           5.69
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

EFFECTIVE ALLOCATION5 (AS OF DECEMBER 31, 2005) (ROUNDED TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLES WAS REPRESENTED BY A PIE CHARTS IN THE PRINTED MATERIAL.]

Fixed Income (20%)           International Stock (5%)   Fixed Income (40%)
International Stock (10%)    Domestic Stock (35%)       Domestic Stock (52%)
Domestic Stock (70%)         Fixed Income (60%)         International Stock (8%)

AGGRESSIVE PORTFOLIO         CONSERVATIVE PORTFOLIO     MODERATE PORTFOLIO

PORTFOLIO CHARACTERISTICS5 (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                 LIFE STAGE         LIFE STAGE        LIFE STAGE
                                 AGGRESSIVE        CONSERVATIVE        MODERATE
--------------------------------------------------------------------------------
Portfolio Turnover                     42%                42%                38%
--------------------------------------------------------------------------------
Net Asset Value (NAV)              $10.70              $9.92             $10.40

MUTUAL FUNDS HELD5 (AS OF DECEMBER 31, 2005) (ROUNDED TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

                                                      LIFE STAGE     LIFE STAGE    LIFE STAGE
                                                      AGGRESSIVE    CONSERVATIVE     MODERATE
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Capital Growth Fund                  20%           10%           15%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Common Stock Fund                    20%           10%           15%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund            8%           22%           15%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth and Income Fund               10%            5%            7%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Overseas Fund                        10%            5%            8%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Bond Fund                  7%           23%           15%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra Short-Term Income Fund          5%           15%           10%
---------------------------------------------------------------------------------------------
Wells Fargo Advantage U.S. Value Fund                      20%           10%           15%

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(6) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

             WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
                     LIFE STAGE -                   LEHMAN BROTHERS
                AGGRESSIVE PORTFOLIO -     S&P 500   U.S. AGGREGATE    MSCI EAFE
                   INVESTOR CLASS           INDEX      BOND INDEX         INDEX

  12/31/1998            10,000               10,000      10,000          10,000
   1/31/1999            10,470               10,418      10,071           9,970
   2/28/1999            10,180               10,094       9,896           9,733
   3/31/1999            10,720               10,498       9,950          10,139
   4/30/1999            10,960               10,905       9,982          10,549
   5/31/1999            10,740               10,647       9,894          10,006
   6/30/1999            11,340               11,238       9,863          10,396
   7/31/1999            11,130               10,887       9,821          10,705
   8/31/1999            11,050               10,834       9,816          10,745
   9/30/1999            11,020               10,537       9,930          10,853
  10/31/1999            11,710               11,203       9,967          11,260
  11/30/1999            12,350               11,431       9,966          11,651
  12/31/1999            13,777               12,104       9,918          12,697
   1/31/2000            13,345               11,496       9,885          11,891
   2/29/2000            14,746               11,279      10,005          12,211
   3/31/2000            15,115               12,381      10,137          12,684
   4/30/2000            14,293               12,009      10,108          12,017
   5/31/2000            13,893               11,763      10,103          11,724
   6/30/2000            14,409               12,053      10,313          12,182
   7/31/2000            14,188               11,865      10,407          11,672
   8/31/2000            15,304               12,601      10,558          11,773
   9/30/2000            14,809               11,936      10,624          11,200
  10/31/2000            14,093               11,886      10,694          10,936
  11/30/2000            12,755               10,949      10,869          10,526
  12/31/2000            13,052               11,003      11,071          10,899
   1/31/2001            13,173               11,393      11,252          10,894
   2/28/2001            11,994               10,355      11,350          10,077
   3/31/2001            11,323                9,699      11,407           9,405
   4/30/2001            12,017               10,453      11,360          10,058
   5/31/2001            11,972               10,523      11,428           9,703
   6/30/2001            11,719               10,267      11,471           9,306
   7/31/2001            11,510               10,166      11,728           9,137
   8/31/2001            10,882                9,530      11,862           8,906
   9/30/2001             9,979                8,760      12,000           8,004
  10/31/2001            10,243                8,927      12,251           8,209
  11/30/2001            10,926                9,612      12,082           8,511
  12/31/2001            11,045                9,696      12,006           8,562
   1/31/2002            10,847                9,555      12,103           8,107
   2/28/2002            10,580                9,371      12,220           8,164
   3/31/2002            10,940                9,723      12,017           8,605
   4/30/2002            10,591                9,134      12,250           8,662
   5/31/2002            10,440                9,067      12,354           8,772
   6/30/2002             9,894                8,421      12,461           8,423
   7/31/2002             9,208                7,765      12,611           7,592
   8/31/2002             9,254                7,816      12,824           7,574
   9/30/2002             8,580                6,967      13,032           6,761
  10/31/2002             8,987                7,580      12,972           7,124
  11/30/2002             9,417                8,025      12,969           7,447
  12/31/2002             8,997                7,554      13,237           7,197
   1/31/2003             8,810                7,357      13,248           6,897
   2/28/2003             8,739                7,246      13,431           6,738
   3/31/2003             8,774                7,316      13,421           6,606
   4/30/2003             9,301                7,919      13,532           7,254
   5/31/2003             9,816                8,335      13,784           7,693
   6/30/2003             9,944                8,442      13,757           7,879
   7/31/2003            10,073                8,591      13,294           8,070
   8/31/2003            10,307                8,758      13,383           8,265
   9/30/2003            10,260                8,665      13,737           8,519
  10/31/2003            10,740                9,155      13,609           9,050
  11/30/2003            10,927                9,236      13,641           9,251
  12/31/2003            11,345                9,720      13,780           9,973
   1/31/2004            11,475                9,898      13,891          10,114
   2/29/2004            11,640               10,036      14,041          10,348
   3/31/2004            11,545                9,884      14,147          10,406
   4/30/2004            11,225                9,729      13,778          10,170
   5/31/2004            11,379                9,863      13,723          10,205
   6/30/2004            11,593               10,054      13,801          10,428
   7/31/2004            11,166                9,722      13,938          10,090
   8/31/2004            11,142                9,761      14,203          10,134
   9/30/2004            11,462                9,866      14,242          10,398
  10/31/2004            11,652               10,017      14,361          10,753
  11/30/2004            12,127               10,422      14,247          11,488
  12/31/2004            12,435               10,777      14,378          11,991
   1/31/2005            12,146               10,514      14,468          11,771
   2/28/2005            12,375               10,735      14,383          12,280
   3/31/2005            12,244               10,545      14,309          11,972
   4/30/2005            11,955               10,345      14,503          11,690
   5/31/2005            12,328               10,674      14,660          11,696
   6/30/2005            12,412               10,689      14,739          11,852
   7/31/2005            12,809               11,087      14,605          12,215
   8/31/2005            12,761               10,986      14,792          12,525
   9/30/2005            12,870               11,075      14,640          13,082
  10/31/2005            12,617               10,890      14,524          12,700
  11/30/2005            12,990               11,302      14,588          13,011
  12/31/2005            13,106               11,306      14,727          13,616

            WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
                     LIFE STAGE -                   LEHMAN BROTHERS
              CONSERVATIVE PORTFOLIO -     S&P 500   U.S. AGGREGATE    MSCI EAFE
                   INVESTOR CLASS           INDEX      BOND INDEX         INDEX

 12/31/1998             10,000               10,000      10,000         10,000
  1/31/1999             10,260               10,418      10,071          9,970
  2/28/1999             10,120               10,094       9,896          9,733
  3/31/1999             10,410               10,498       9,950         10,139
  4/30/1999             10,571               10,905       9,982         10,549
  5/31/1999             10,480               10,647       9,894         10,006
  6/30/1999             10,774               11,238       9,863         10,396
  7/31/1999             10,673               10,887       9,821         10,705
  8/31/1999             10,633               10,834       9,816         10,745
  9/30/1999             10,660               10,537       9,930         10,853
 10/31/1999             11,005               11,203       9,967         11,260
 11/30/1999             11,341               11,431       9,966         11,651
 12/31/1999             12,027               12,104       9,918         12,697
  1/31/2000             11,839               11,496       9,885         11,891
  2/29/2000             12,489               11,279      10,005         12,211
  3/31/2000             12,656               12,381      10,137         12,684
  4/30/2000             12,327               12,009      10,108         12,017
  5/31/2000             12,168               11,763      10,103         11,724
  6/30/2000             12,446               12,053      10,313         12,182
  7/31/2000             12,393               11,865      10,407         11,672
  8/31/2000             12,917               12,601      10,558         11,773
  9/30/2000             12,755               11,936      10,624         11,200
 10/31/2000             12,463               11,886      10,694         10,936
 11/30/2000             11,923               10,949      10,869         10,526
 12/31/2000             12,107               11,003      11,071         10,899
  1/31/2001             12,231               11,393      11,252         10,894
  2/28/2001             11,737               10,355      11,350         10,077
  3/31/2001             11,464                9,699      11,407          9,405
  4/30/2001             11,822               10,453      11,360         10,058
  5/31/2001             11,846               10,523      11,428          9,703
  6/30/2001             11,733               10,267      11,471          9,306
  7/31/2001             11,687               10,166      11,728          9,137
  8/31/2001             11,395                9,530      11,862          8,906
  9/30/2001             10,884                8,760      12,000          8,004
 10/31/2001             11,049                8,927      12,251          8,209
 11/30/2001             11,437                9,612      12,082          8,511
 12/31/2001             11,486                9,696      12,006          8,562
  1/31/2002             11,332                9,555      12,103          8,107
  2/28/2002             11,177                9,371      12,220          8,164
  3/31/2002             11,352                9,723      12,017          8,605
  4/30/2002             11,185                9,134      12,250          8,662
  5/31/2002             11,125                9,067      12,354          8,772
  6/30/2002             10,827                8,421      12,461          8,423
  7/31/2002             10,455                7,765      12,611          7,592
  8/31/2002             10,539                7,816      12,824          7,574
  9/30/2002             10,217                6,967      13,032          6,761
 10/31/2002             10,434                7,580      12,972          7,124
 11/30/2002             10,651                8,025      12,969          7,447
 12/31/2002             10,506                7,554      13,237          7,197
  1/31/2003             10,396                7,357      13,248          6,897
  2/28/2003             10,408                7,246      13,431          6,738
  3/31/2003             10,421                7,316      13,421          6,606
  4/30/2003             10,766                7,919      13,532          7,254
  5/31/2003             11,135                8,335      13,784          7,693
  6/30/2003             11,201                8,442      13,757          7,879
  7/31/2003             11,151                8,591      13,294          8,070
  8/31/2003             11,287                8,758      13,383          8,265
  9/30/2003             11,379                8,665      13,737          8,519
 10/31/2003             11,590                9,155      13,609          9,050
 11/30/2003             11,689                9,236      13,641          9,251
 12/31/2003             11,976                9,720      13,780          9,973
  1/31/2004             12,089                9,898      13,891         10,114
  2/29/2004             12,202               10,036      14,041         10,348
  3/31/2004             12,179                9,884      14,147         10,406
  4/30/2004             11,940                9,729      13,778         10,170
  5/31/2004             12,028                9,863      13,723         10,205
  6/30/2004             12,144               10,054      13,801         10,428
  7/31/2004             11,954                9,722      13,938         10,090
  8/31/2004             11,992                9,761      14,203         10,134
  9/30/2004             12,169                9,866      14,242         10,398
 10/31/2004             12,284               10,017      14,361         10,753
 11/30/2004             12,513               10,422      14,247         11,488
 12/31/2004             12,694               10,777      14,378         11,991
  1/31/2005             12,565               10,514      14,468         11,771
  2/28/2005             12,668               10,735      14,383         12,280
  3/31/2005             12,587               10,545      14,309         11,972
  4/30/2005             12,471               10,345      14,503         11,690
  5/31/2005             12,678               10,674      14,660         11,696
  6/30/2005             12,755               10,689      14,739         11,852
  7/31/2005             12,950               11,087      14,605         12,215
  8/31/2005             12,976               10,986      14,792         12,525
  9/30/2005             13,005               11,075      14,640         13,082
 10/31/2005             12,861               10,890      14,524         12,700
 11/30/2005             13,071               11,302      14,588         13,011
 12/31/2005             13,162               11,306      14,727         13,616

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT6 (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

              WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
                     LIFE STAGE -                   LEHMAN BROTHERS
                 MODERATE PORTFOLIO -      S&P 500   U.S. AGGREGATE    MSCI EAFE
                   INVESTOR CLASS           INDEX      BOND INDEX         INDEX

  12/31/1998            10,000               10,000      10,000          10,000
   1/31/1999            10,330               10,418      10,071           9,970
   2/28/1999            10,120               10,094       9,896           9,733
   3/31/1999            10,540               10,498       9,950          10,139
   4/30/1999            10,610               10,905       9,982          10,549
   5/31/1999            10,450               10,647       9,894          10,006
   6/30/1999            10,890               11,238       9,863          10,396
   7/31/1999            10,730               10,887       9,821          10,705
   8/31/1999            10,670               10,834       9,816          10,745
   9/30/1999            10,660               10,537       9,930          10,853
  10/31/1999            11,160               11,203       9,967          11,260
  11/30/1999            11,640               11,431       9,966          11,651
  12/31/1999            12,665               12,104       9,918          12,697
   1/31/2000            12,392               11,496       9,885          11,891
   2/29/2000            13,388               11,279      10,005          12,211
   3/31/2000            13,640               12,381      10,137          12,684
   4/30/2000            13,105               12,009      10,108          12,017
   5/31/2000            12,833               11,763      10,103          11,724
   6/30/2000            13,221               12,053      10,313          12,182
   7/31/2000            13,084               11,865      10,407          11,672
   8/31/2000            13,881               12,601      10,558          11,773
   9/30/2000            13,567               11,936      10,624          11,200
  10/31/2000            13,084               11,886      10,694          10,936
  11/30/2000            12,204               10,949      10,869          10,526
  12/31/2000            12,443               11,003      11,071          10,899
   1/31/2001            12,531               11,393      11,252          10,894
   2/28/2001            11,724               10,355      11,350          10,077
   3/31/2001            11,271                9,699      11,407           9,405
   4/30/2001            11,790               10,453      11,360          10,058
   5/31/2001            11,779               10,523      11,428           9,703
   6/30/2001            11,602               10,267      11,471           9,306
   7/31/2001            11,481               10,166      11,728           9,137
   8/31/2001            11,016                9,530      11,862           8,906
   9/30/2001            10,341                8,760      12,000           8,004
  10/31/2001            10,563                8,927      12,251           8,209
  11/30/2001            11,105                9,612      12,082           8,511
  12/31/2001            11,173                9,696      12,006           8,562
   1/31/2002            11,000                9,555      12,103           8,107
   2/28/2002            10,803                9,371      12,220           8,164
   3/31/2002            11,057                9,723      12,017           8,605
   4/30/2002            10,814                9,134      12,250           8,662
   5/31/2002            10,710                9,067      12,354           8,772
   6/30/2002            10,293                8,421      12,461           8,423
   7/31/2002             9,771                7,765      12,611           7,592
   8/31/2002             9,840                7,816      12,824           7,574
   9/30/2002             9,319                6,967      13,032           6,761
  10/31/2002             9,655                7,580      12,972           7,124
  11/30/2002            10,003                8,025      12,969           7,447
  12/31/2002             9,690                7,554      13,237           7,197
   1/31/2003             9,548                7,357      13,248           6,897
   2/28/2003             9,513                7,246      13,431           6,738
   3/31/2003             9,548                7,316      13,421           6,606
   4/30/2003             9,998                7,919      13,532           7,254
   5/31/2003            10,448                8,335      13,784           7,693
   6/30/2003            10,554                8,442      13,757           7,879
   7/31/2003            10,601                8,591      13,294           8,070
   8/31/2003            10,791                8,758      13,383           8,265
   9/30/2003            10,791                8,665      13,737           8,519
  10/31/2003            11,146                9,155      13,609           9,050
  11/30/2003            11,300                9,236      13,641           9,251
  12/31/2003            11,646                9,720      13,780           9,973
   1/31/2004            11,766                9,898      13,891          10,114
   2/29/2004            11,898               10,036      14,041          10,348
   3/31/2004            11,842                9,884      14,147          10,406
   4/30/2004            11,565                9,729      13,778          10,170
   5/31/2004            11,685                9,863      13,723          10,205
   6/30/2004            11,854               10,054      13,801          10,428
   7/31/2004            11,541                9,722      13,938          10,090
   8/31/2004            11,541                9,761      14,203          10,134
   9/30/2004            11,794                9,866      14,242          10,398
  10/31/2004            11,938               10,017      14,361          10,753
  11/30/2004            12,300               10,422      14,247          11,488
  12/31/2004            12,543               10,777      14,378          11,991
   1/31/2005            12,334               10,514      14,468          11,771
   2/28/2005            12,506               10,735      14,383          12,280
   3/31/2005            12,409               10,545      14,309          11,972
   4/30/2005            12,200               10,345      14,503          11,690
   5/31/2005            12,495               10,674      14,660          11,696
   6/30/2005            12,581               10,689      14,739          11,852
   7/31/2005            12,877               11,087      14,605          12,215
   8/31/2005            12,864               10,986      14,792          12,525
   9/30/2005            12,926               11,075      14,640          13,082
  10/31/2005            12,717               10,890      14,524          12,700
  11/30/2005            13,000               11,302      14,588          13,011
  12/31/2005            13,123               11,306      14,727          13,616

(1) The Portfolios'Advisor has committed through April 30,2007,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for each Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions,each Portfolio's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio,its predecessor fund.Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Conservative Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio, its predecessor fund.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value.You cannot invest directly in an Index.

(3) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.You cannot invest directly in an Index.

(4) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.You cannot invest directly in an Index.

(5) Effective allocation,Portfolio characteristics,and mutual funds held are subject to change.Cash and cash equivalents are not reflected in the calculations of effective allocation, Portfolio characteristics, and mutual funds held.

(6) The charts compare the performance of the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO,and the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO,for the life of the Portfolios with the S&P 500 Index,MSCI EAFE Index,and Lehman Brothers U.S. Aggregate Bond Index.The charts assume hypothetical $10,000 investments in the Investor Class shares and reflect all operating expenses.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS       PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         Beginning       Ending
                                                          Account        Account        Expenses    Net Annual
                                                           Value          Value       Paid During     Expense
                                                         07/01/2005     12/31/2005      Period(1)       Ratio
---------------------------------------------------------------------------------------------------------------
Life Stage - Aggressive Portfolio - Investor Class
Actual                                                    $1,000.00      $1,055.90         $1.81        0.35%
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00      $1,023.44         $1.79        0.35%
---------------------------------------------------------------------------------------------------------------
Life Stage - Conservative Portfolio - Investor Class
Actual                                                    $1,000.00      $1,031.80         $2.05        0.40%
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00      $1,023.19         $2.04        0.40%
---------------------------------------------------------------------------------------------------------------
Life Stage - Moderate Portfolio - Investor Class
Actual                                                    $1,000.00      $1,043.00         $1.96        0.38%
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000.00      $1,023.29         $1.94        0.38%

(1) EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                    WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

INVESTMENT COMPANIES - 98.92%

AFFILIATED BOND FUNDS - 19.79%
    186,939 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND       $ 1,953,514
    227,233 WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND               1,942,839
    141,424 WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND       1,292,617

                                                                     5,188,970
                                                                   -----------
AFFILIATED STOCK FUNDS - 79.13%
    304,288 WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                5,154,632
    238,188 WELLS FARGO ADVANTAGE COMMON STOCK FUND                  5,185,344
    123,111 WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND             2,576,718
    253,859 WELLS FARGO ADVANTAGE OVERSEAS FUND                      2,660,440
    321,895 WELLS FARGO ADVANTAGE U.S. VALUE FUND                    5,166,410

                                                                    20,743,544
                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $23,953,129)                       25,932,514
                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,378,635)*                             98.92%             $25,932,514
OTHER ASSETS AND LIABILITIES, NET                1.08                  282,157
                                               ------              -----------
TOTAL NET ASSETS                               100.00%             $26,214,671
                                               ======              ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $24,551,718 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                $2,145,482
      GROSS UNREALIZED DEPRECIATION                  (764,686)
                                                   ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $1,380,796

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

  LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

INVESTMENT COMPANIES - 98.60%

AFFILIATED BOND FUNDS - 59.18%
  313,373 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND          $ 3,274,744
  383,243 WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                  3,276,730
  238,958 WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND          2,184,076

                                                                      8,735,550
                                                                    -----------
AFFILIATED STOCK FUNDS - 39.42%
   85,712 WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                   1,451,961
   66,695 WELLS FARGO ADVANTAGE COMMON STOCK FUND                     1,451,960
   34,626 WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                  724,729
   70,839 WELLS FARGO ADVANTAGE OVERSEAS FUND                           742,397
   90,165 WELLS FARGO ADVANTAGE U.S. VALUE FUND                       1,447,146

                                                                      5,818,193
                                                                    -----------
TOTAL INVESTMENT COMPANIES (COST $14,233,466)                        14,553,743

TOTAL INVESTMENTS IN SECURITIES
(COST $14,539,521)*                    98.60%                       $14,553,743

OTHER ASSETS AND LIABILITIES, NET       1.40                            206,532
                                      ------                        -----------
TOTAL NET ASSETS                      100.00%                       $14,760,275
                                      ======                        ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $14,390,192 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                $ 614,970
      GROSS UNREALIZED DEPRECIATION                 (451,419)
                                                   ---------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 163,551

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - MODERATE PORTFOLIO
-----------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

INVESTMENT COMPANIES - 99.02%

AFFILIATED BOND FUNDS - 39.58%
    522,630 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND        $ 5,461,482
    638,648 WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                5,460,442
    397,814 WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND        3,636,021

                                                                     14,557,945
                                                                    -----------
AFFILIATED STOCK FUNDS - 59.44%
    319,794 WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                 5,417,306
    253,245 WELLS FARGO ADVANTAGE COMMON STOCK FUND                   5,513,148
    129,825 WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND              2,717,229
    265,569 WELLS FARGO ADVANTAGE OVERSEAS FUND                       2,783,161
    338,569 WELLS FARGO ADVANTAGE U.S. VALUE FUND                     5,434,033

                                                                     21,864,877
                                                                    -----------

TOTAL INVESTMENT COMPANIES (COST $34,640,356)                        36,422,822
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,814,204)*                    99.02%                       $36,422,822

OTHER ASSETS AND LIABILITIES, NET       0.98                            360,013
                                      ------                        -----------
TOTAL NET ASSETS                      100.00%                       $36,782,835
                                      ======                        ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $35,131,798 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                   $2,176,556
      GROSS UNREALIZED DEPRECIATION                     (885,532)
                                                      ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $1,291,024

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                       STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                                    LIFE STAGE -    LIFE STAGE -     LIFE STAGE -
                                                                                      AGGRESSIVE    CONSERVATIVE         MODERATE
                                                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
 INVESTMENTS IN AFFILIATES ...................................................      $ 25,932,514    $ 14,553,743     $ 36,422,822
                                                                                    ------------    ------------     ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........................        25,932,514      14,553,743       36,422,822
                                                                                    ------------    ------------     ------------
 CASH ........................................................................           247,942         179,840          287,889
 RECEIVABLE FOR FUND SHARES ISSUED ...........................................            38,312          35,958           49,084
 RECEIVABLE FOR INVESTMENTS SOLD .............................................             2,058               0           12,111
 RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................            23,218          35,985           52,630
 PREPAID EXPENSES AND OTHER ASSETS ...........................................                 0               0            4,860
                                                                                    ------------    ------------     ------------
TOTAL ASSETS .................................................................        26,244,044      14,805,526       36,829,396
                                                                                    ------------    ------------     ------------
LIABILITIES
 PAYABLE FOR FUND SHARES REDEEMED ............................................             8,622          15,118           23,742
 PAYABLE FOR INVESTMENTS PURCHASED ...........................................                 0           4,839                0
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................            14,419          22,689           18,356
 PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................             2,314           1,787            4,463
 ACCRUED EXPENSES AND OTHER LIABILITIES ......................................             4,018             818                0
                                                                                    ------------    ------------     ------------
TOTAL LIABILITIES ............................................................            29,373          45,251           46,561
                                                                                    ------------    ------------     ------------
TOTAL NET ASSETS .............................................................      $ 26,214,671    $ 14,760,275     $ 36,782,835
                                                                                    ============    ============     ============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL .............................................................      $ 29,654,706    $ 15,800,453     $ 42,374,975
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................            25,932               0            3,026
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................        (4,019,846)     (1,054,400)      (6,203,784)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
   AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES           553,879          14,222          608,618
                                                                                    ------------    ------------     ------------
TOTAL NET ASSETS .............................................................      $ 26,214,671    $ 14,760,275     $ 36,782,835
                                                                                    ============    ============     ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS - INVESTOR CLASS .................................................      $ 26,214,671    $ 14,760,275     $ 36,782,835
 SHARES OUTSTANDING - INVESTOR CLASS .........................................         2,449,515       1,487,943        3,536,254
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............      $      10.70    $       9.92     $      10.40
                                                                                    ------------    ------------     ------------
INVESTMENTS AT COST ..........................................................      $ 25,378,635    $ 14,539,521     $ 35,814,204
                                                                                    ============    ============     ============

(1)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2005

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         LIFE STAGE -       LIFE STAGE -       LIFE STAGE -
                                                                           AGGRESSIVE       CONSERVATIVE           MODERATE
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDEND INCOME FROM AFFILIATED SECURITIES ......................      $    562,983       $    535,551       $  1,049,682
  INTEREST ........................................................             1,834              4,254              2,590
                                                                         ------------       ------------       ------------
TOTAL INVESTMENT INCOME ...........................................           564,817            539,805          1,052,272
                                                                         ------------       ------------       ------------
EXPENSES
  ADMINISTRATION FEES .............................................           110,908             73,545            173,049
  CUSTODY FEES ....................................................             2,557              1,707              3,710
  SHAREHOLDER SERVICING FEES ......................................            28,154             22,929             49,454
  ACCOUNTING FEES .................................................            15,850             15,462             16,482
  PROFESSIONAL FEES ...............................................            12,127             11,854             12,629
  REGISTRATION FEES ...............................................            18,450             18,330             39,911
  SHAREHOLDER REPORTS .............................................            10,723              8,000              4,673
  TRUSTEES' FEES ..................................................             7,305              6,903              8,115
  OTHER FEES AND EXPENSES .........................................            10,085              3,332             16,158
                                                                         ------------       ------------       ------------
TOTAL EXPENSES ....................................................           216,159            162,062            324,181
                                                                         ------------       ------------       ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................          (127,150)           (95,508)          (174,749)
  NET EXPENSES ....................................................            89,009             66,554            149,432
                                                                         ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ......................................           475,808            473,251            902,840
                                                                         ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  AFFILATED UNDERLYING FUNDS ......................................         5,177,679          1,790,970          6,972,712
                                                                         ------------       ------------       ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................         5,177,679          1,790,970          6,972,712
                                                                         ------------       ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  AFFILIATED UNDERLYING FUNDS .....................................       (4,349,07)          (1,681,653)       (6,208,68)
                                                                         ------------       ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       (4,349,07)          (1,681,653)       (6,208,68)
                                                                         ============       ============       ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............           828,605            109,317            764,026
                                                                         ------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      $  1,304,413       $    582,568       $  1,666,866
                                                                         ------------       ------------       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           LIFE STAGE -
                                                                                       AGGRESSIVE PORTFOLIO
                                                                            ------------------------------------------
                                                                                      FOR THE                  FOR THE
                                                                                   YEAR ENDED               YEAR ENDED
                                                                            DECEMBER 31, 2005        DECEMBER 31, 2004
                                                                            ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................            $ 26,514,293             $ 35,393,810

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................                 475,808                  296,500
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................               5,177,679                2,897,644
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              (4,349,074)                (354,796)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....               1,304,413                2,839,348
                                                                                 ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME - INVESTOR CLASS ............................                (450,005)                (574,859)
                                                                                 ------------             ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................                (450,005)                (574,859)
                                                                                 ------------             ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................              10,292,227               11,738,709
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................                 447,605                  571,823
  COST OF SHARES REDEEMED - INVESTOR CLASS ..........................             (11,893,862)             (23,454,538)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ...............................              (1,154,030)             (11,144,006)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................              (1,154,030)             (11,144,006)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................                (299,622)              (8,879,517)
                                                                                 ------------             ------------
ENDING NET ASSETS ...................................................            $ 26,214,671             $ 26,514,293
                                                                                 ============             ============

SHARES ISSUED AND REDEEMED:
  SHARES SOLD - INVESTOR CLASS ......................................                 984,259                1,207,210
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...                  41,676                   56,828
  SHARES REDEEMED - INVESTOR CLASS ..................................              (1,142,230)              (2,379,681)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................                (116,295)              (1,115,643)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................                (116,295)              (1,115,643)
                                                                                 ------------             ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............            $     25,932             $          0
                                                                                 ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           LIFE STAGE -
                                                                                    CONSERVATIVE PORTFOLIO
                                                                            ------------------------------------------
                                                                                      FOR THE                  FOR THE
                                                                                   YEAR ENDED               YEAR ENDED
                                                                            DECEMBER 31, 2005        DECEMBER 31, 2004
                                                                            ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................            $ 18,226,867             $ 33,915,292

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................                 473,251                  539,933
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................               1,790,970                1,770,982
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              (1,681,653)                (954,706)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....                 582,568                1,356,209
                                                                                 ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME - INVESTOR CLASS ............................                (477,072)                (622,806)
                                                                                 ------------             ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................                (477,072)                (622,806)
                                                                                 ------------             ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................               4,661,500                7,429,281
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................                 474,265                  618,858
  COST OF SHARES REDEEMED - INVESTOR CLASS ..........................              (8,707,853)             (24,469,967)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ...............................              (3,572,088)             (16,421,828)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................              (3,572,088)             (16,421,828)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................              (3,466,592)             (15,688,425)
                                                                                 ------------             ------------
ENDING NET ASSETS ...................................................            $ 14,760,275             $ 18,226,867
                                                                                 ============             ============

SHARES ISSUED AND REDEEMED:
  SHARES SOLD - INVESTOR CLASS ......................................                 472,943                  772,522
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...                  48,107                   64,111
  SHARES REDEEMED - INVESTOR CLASS ..................................                (881,392)              (2,543,459)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................                (360,342)              (1,706,826)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................                (360,342)              (1,706,826)
                                                                                 ------------             ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............            $          0             $          0
                                                                                 ============             ============


                                                                                           LIFE STAGE -
                                                                                       MODERATE PORTFOLIO
                                                                            ------------------------------------------
                                                                                      FOR THE                  FOR THE
                                                                                   YEAR ENDED               YEAR ENDED
                                                                            DECEMBER 31, 2005        DECEMBER 31, 2004
                                                                            ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................            $ 49,742,083             $ 72,629,458

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................                 902,840                  913,917
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................               6,972,712                3,127,216
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              (6,208,686)                 112,941
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....               1,666,866                4,154,074
                                                                                 ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME - INVESTOR CLASS ............................                (900,001)              (1,302,028)
                                                                                 ------------             ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................                (900,001)              (1,302,028)
                                                                                 ------------             ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................              12,748,062               16,203,743
  REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................                 899,410                1,301,008
  COST OF SHARES REDEEMED - INVESTOR CLASS ..........................             (27,373,585)             (43,244,172)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INVESTOR CLASS ...............................             (13,726,113)             (25,739,421)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................             (13,726,113)             (25,739,421)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................             (12,959,248)             (22,887,375)
                                                                                 ------------             ------------
ENDING NET ASSETS ...................................................            $ 36,782,835             $ 49,742,083
                                                                                 ============             ============

SHARES ISSUED AND REDEEMED:
  SHARES SOLD - INVESTOR CLASS ......................................               1,243,797                1,646,817
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...                  86,150                  128,496
  SHARES REDEEMED - INVESTOR CLASS ..................................              (2,674,281)              (4,389,752)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................              (1,344,334)              (2,614,439)
                                                                                 ------------             ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - TOTAL ........................................              (1,344,334)              (2,614,439)
                                                                                 ------------             ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............            $      3,026             $          0
                                                                                 ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                 BEGINNING            NET             AND DISTRIBUTIONS DISTRIBUTIONS
                                                 NET ASSET     INVESTMENT      UNREALIZED      FROM NET      FROM NET
                                                 VALUE PER         INCOME  GAIN (LOSS) ON    INVESTMENT      REALIZED
                                                     SHARE         (LOSS)     INVESTMENTS        INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......         $10.33           0.20            0.36        (0.19)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......         $ 9.61           0.11            0.81        (0.20)          0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......         $ 7.69           0.07            1.94        (0.09)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......         $ 9.50           0.08           (1.84)       (0.05)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......         $11.85           0.07           (1.89)       (0.07)         (0.46)

LIFE STAGE - CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......         $ 9.86           0.30            0.06        (0.30)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......         $ 9.54           0.21            0.36        (0.25)          0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......         $ 8.59           0.19            1.00        (0.24)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......         $ 9.69           0.24           (1.06)       (0.28)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......         $10.78           0.31           (0.87)       (0.32)         (0.21)
LIFE STAGE - MODERATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......         $10.19           0.26            0.21        (0.26)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......         $ 9.69           0.18            0.57        (0.25)          0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......         $ 8.19           0.12            1.53        (0.15)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......         $ 9.64           0.16           (1.44)       (0.17)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......         $11.25           0.17           (1.31)       (0.18)         (0.29)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET  ----------------------------------------------------
                                                   RETURN   VALUE PER  NET INVESTMENT        GROSS     EXPENSES         NET
                                               OF CAPITAL       SHARE   INCOME (LOSS)  EXPENSES(2)    WAIVED(2) EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       0.00      $10.70           1.90%        0.86%      (0.51)%       0.35%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       0.00      $10.33           0.91%        0.51%      (0.42)%       0.09%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........       0.00      $ 9.61           0.84%        0.55%      (0.32)%       0.23%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........       0.00      $ 7.69           1.06%        0.56%      (0.31)%       0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       0.00      $ 9.50           0.74%        0.60%      (0.35)%       0.25%

LIFE STAGE - CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       0.00      $ 9.92           2.83%        0.97%      (0.57)%       0.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       0.00      $ 9.86           1.98%        0.60%      (0.48)%       0.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........       0.00      $ 9.54           2.03%        0.46%      (0.25)%       0.21%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........       0.00      $ 8.59           2.71%        0.40%      (0.15)%       0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       0.00      $ 9.69           3.08%        0.43%      (0.18)%       0.25%

LIFE STAGE - MODERATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       0.00      $10.40           2.28%        0.82%      (0.44)%       0.38%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       0.00      $10.19           1.44%        0.45%      (0.35)%       0.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........       0.00      $ 9.69           1.41%        0.40%      (0.18)%       0.22%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........       0.00      $ 8.19           1.85%        0.37%      (0.12)%       0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       0.00        9.64           1.91%        0.36%      (0.11)%       0.25%


                                                              PORTFOLIO    NET ASSETS AT
                                                     TOTAL     TURNOVER    END OF PERIOD
                                                 RETURN(3)      RATE(4)  (000'S OMITTED)
----------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO
----------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       5.40%          42%          $26,215
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       9.60%          61%          $26,514
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........      26.10%          30%          $35,394
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........    (18.54)%          78%          $26,997
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........    (15.38)%          16%          $26,433


LIFE STAGE - CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       3.68%          42%          $14,760
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       5.99%          70%          $18,227
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........      13.99%          47%          $33,915
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........     (8.53)%          64%          $27,939
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........     (5.13)%          35%          $26,835

LIFE STAGE - MODERATE PORTFOLIO
----------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2005 TO DECEMBER 31, 2005 .........       4.62%          38%          $36,783
JANUARY 1, 2004 TO DECEMBER 31, 2004 .........       7.71%          58%          $49,742
JANUARY 1, 2003 TO DECEMBER 31, 2003 .........      20.18%          20%          $72,629
JANUARY 1, 2002 TO DECEMBER 31, 2002 .........      (13.27)%        63%          $57,046
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........      (10.20)%        23%          $61,845

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Life Stage - Aggressive Portfolio, Life Stage - Conservative Portfolio, and Life Stage - Moderate Portfolio. Each Portfolio is a diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Portfolios ("Acquiring Portfolios"), by share class, acquired substantially all of the net assets of the following Target Portfolios ("Target Portfolios"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                Acquiring Portfolios                                     Target Portfolios
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE
  PORTFOLIO INVESTOR CLASS                          STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE
  PORTFOLIO INVESTOR CLASS                        STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE
  PORTFOLIO INVESTOR CLASS                            STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the applicable Performance Highlights for those underlying Funds. Such underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain distributions from underlying Funds are treated as realized gains.

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Life Stage -Conservative Portfolio, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Portfolio may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Portfolio shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At December 31, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                     Undistributed Net          Undistributed Net
Portfolio                            Investment Income         Realized Gain/Loss            Paid-In Capital
------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO        $  129                       $(129)                   $     0
------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO       3,821                         (84)                    (3,737)
------------------------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO             187                        (187)                         0
------------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2005.

      At December 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Portfolio                            Year Expires     Capital Loss Carryforwards
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO        2010                $4,665,083
                                         2011                   181,679
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO      2010                   968,797
                                         2011                   234,933
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO          2010                 6,625,066
                                         2011                   261,124
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios; rather Funds Management receives a fee for providing investment advising services to each of the underlying Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                              Admin Fees*
                                      Average Daily          (% of Average
                                        Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
 LIFE STAGE PORTFOLIOS             $0 - $4.99 billion            0.50
                                   $5 - $9.99 billion            0.49
                                      >$9.99 billion             0.48
--------------------------------------------------------------------------------

* Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        0.28
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Portfolios.

      Prior to April 11, 2005, transfer agent fees were reimbursed by the underlying Funds and are not reflected in each Portfolio's Statement of Operations or the Financial Highlights. SISI was also compensated for certain other out-of-pocket expenses related to transfer agent services. For financial statement presentation, these out-of-pocket expenses for the period from January 1, 2005, through April 10, 2005, as shown below, have been combined with administration fees.

                                                       Transfer Agent Fees and
                                                        Other Related Expenses
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                               $124
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                              235
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                  479
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more investment companies.

      Prior to February 25, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged the following annual fees:

                                                               % of Average
Share Class                                                 Daily Net Assets**
--------------------------------------------------------------------------------
INVESTOR CLASS                                                     0.25
--------------------------------------------------------------------------------

      **Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan fees. For the period April 11, 2005, through December 31, 2005, shareholder servicing fees paid were as follows:

Portfolio                                                      Investor Class
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                  $28,154
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                 22,929
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                     49,454
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Portfolio. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 25, 2005, State Street served as fund accountant to each of the predecessor Strong Funds. Fund accounting fees were paid by the Portfolios' administrator and not by the Portfolios.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses, first from administration fees, and then any remaining amount from shareholder servicing fees collected, if any. The Portfolio's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio(s). Net operating

NOTES TO FINANCIAL STATEMENTS

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

expense ratios in effect at December 31, 2005, were as follows:

                                                               Net Operating
                                                              Expense Ratios
Portfolio                                                     Investor Class*
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                  0.59%
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                0.60%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                    0.59%
--------------------------------------------------------------------------------

* Effective June 24, 2005. Prior to June 24, 2005, net operating expense ratios were 0.27%, 0.22%, and 0.26%, respectively, for the Aggressive Portfolio, Conservative Portfolio, and Moderate Portfolio.

      Prior to April 11, 2005, SISI could voluntarily waive or absorb certain expenses at its discretion. Strong Capital Management, Inc. and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Strong Life Stage Series - Aggressive Portfolio, Strong Life Stage Series - Conservative Portfolio, and Strong Life Stage Series - Moderate Portfolio until May 1, 2005, to keep total annual operating expenses at no more than 1.45%, 1.25%, and 1.35%, respectively. These contractual caps take into consideration both the expenses of the Portfolios as well as the expenses of the underlying Funds. However, effective April 11, 2005, the Portfolios are subject to a different expense structure. From January 1, 2005, through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO
   FUND LEVEL                                                     $   295
   INVESTOR CLASS                                                  41,465
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
   FUND LEVEL                                                         244
   INVESTOR CLASS                                                  20,356
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO
   FUND LEVEL                                                         525
   INVESTOR CLASS                                                  59,330
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the year ended December 31, 2005, were as follows:

Portfolio                                Purchases at Cost      Sales Proceeds
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO           $10,224,697           $11,130,000
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO           6,867,867            10,890,431
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO              15,111,203            30,134,223
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the year ended December 31, 2005, the Life Stage - Aggressive Portfolio and the Life Stage - Conservative Portfolio had minimal

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

borrowings, and the Life Stage - Moderate Portfolio had no borrowings under the agreements.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended December 31, 2005, and December 31, 2004, was as follows:

                                             Ordinary     Ordinary     Long-Term       Long-Term
                                              Income       Income    Capital Gain    Capital Gain     Total        Total
Portfolio                                      2005         2004          2005            2004         2005         2004
---------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO            $450,005   $  574,857         $0              $0        $450,005    $  574,857
---------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO           477,072      622,805          0               0         477,072       622,805
---------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO               900,001    1,302,028          0               0         900,001     1,302,028
---------------------------------------------------------------------------------------------------------------------------

      As of December 31, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to wash sales and share class exchanges from underlying Funds.

                                      Undistributed   Undistributed    Unrealized
                                         Ordinary        Long-Term    Appreciation    Capital Loss
Portfolio                                 Income           Gain      (Depreciation)  Carryforward       Total
------------------------------------------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO         $25,932            0         $ 1,380,796    $(4,846,763)    $(3,440,035)
------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO             0            0             163,551     (1,203,729)     (1,040,178)
------------------------------------------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO             3,026            0           1,291,024     (6,886,190)     (5,592,140)
------------------------------------------------------------------------------------------------------------------

7. MISCELLANEOUS
--------------------------------------------------------------------------------

      On June 15, 2005, the Life Stage - Aggressive Portfolio, the Life Stage - Conservative Portfolio, and the Life Stage - Moderate Portfolio exchanged their portfolio investments in various share classes of proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying Fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

Portfolio
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO            $1,703,081
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO             529,247
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO               1,868,065
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of December 31, 2005, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of December 31, 2005, the deferred gain for income tax purposes was as follows:

Portfolio
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO            $1,425,505
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO             306,055
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO               1,173,848
--------------------------------------------------------------------------------

8. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Life Stage - Aggressive Portfolio, Life Stage - Conservative Portfolio and Life Stage -Moderate Portfolio (collectively the "portfolios"), three of the funds constituting the Wells Fargo Funds Trust as of December 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period ended December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the Wells Fargo Funds Trust as of December 31, 2005, the results of their operations for the year then ended and changes in their net assets and their financial highlights for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/  KPMG LLP

Philadelphia, Pennsylvania
February 20, 2006

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                                     TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Portfolio(s) listed below designates a percentage of its ordinary income dividends distributed during the period as qualifying for the corporate dividends-received deduction.

                                                            Ordinary Income
Portfolio                                               Dividend Distribution %
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                 37.73%
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                               11.72%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                   22.45%
--------------------------------------------------------------------------------

      The following Portfolio(s) designate the income dividends distributed between January 1, 2005, and December 31, 2005, as qualified dividend income
(QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                          % of Qualifying
Portfolio                                               Dividend Income (QDI)
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                               42.07%
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                             12.91%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                 24.75%
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Portfolio(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Portfolio are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Portfolio are publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. The Portfolio(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, a Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in an identical capacity for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES****

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                       OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                     Trustee,                      Associate Professor of Finance,       None
63                                 since 1987                    Wake Forest University,
                                                                 Calloway School of Business
                                                                 and Accountancy.
----------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                    Trustee,                      Chairman, CEO, and Co-                None
63                                 since 1998                    Founder of Crystal Geyser
                                   (Chairman, since              Water Company and President
                                   2005)                         of Crystal Geyser Roxane Water
                                                                 Company.
----------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                   Trustee, since                Retired. Prior thereto, President     None
72                                 1987                          of Richard M. Leach Associates
                                                                 (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                   Trustee,                      Senior Counselor to the public        None
54                                 since 1996                    relations firm of Himle-Horner
                                                                 and Senior Fellow at the
                                                                 Humphrey Institute,
                                                                 Minneapolis, Minnesota (a
                                                                 public policy organization).
----------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                  Trustee,                     Principal of the law firm of           None
65                                 since 1996                   Willeke & Daniels.
----------------------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEE**

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                    Trustee,                      Private Investor/Real Estate          None
61                                 since 1987                    Developer; Chairman of White
                                                                 Point Capital, LLC.

                                                   OTHER INFORMATION (UNAUDITED)
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS*****

-----------------------------------------------------------------------------------------------------------
                               POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                 LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
  Karla M. Rabusch             President,               Executive Vice President of        None
  46                           since 2003               Wells Fargo Bank, N.A. and
                                                        President of Wells Fargo Funds
                                                        Management, LLC. Senior
                                                        Vice President and Chief
                                                        Administrative Officer of Wells
                                                        Fargo Funds Management,
                                                        LLC from 2001 to 2003. Vice
                                                        President of Wells Fargo Bank,
                                                        N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
  Stacie D. DeAngelo           Treasurer,               Senior Vice President of Wells     None
  37                           since 2003               Fargo Bank, N.A. and Senior
                                                        Vice President of Operations
                                                        for Wells Fargo Funds
                                                        Management, LLC. Prior
                                                        thereto, Operations Manager at
                                                        Scudder Weisel Capital, LLC
                                                        from 2000 to 2001. Director of
                                                        Shareholder Services at BISYS
                                                        Fund Services from 1999 to
                                                        2000.
-----------------------------------------------------------------------------------------------------------
  C. David Messman             Secretary,               Vice President and Managing        None
  45                           since 2000               Senior Counsel of Wells Fargo
                                                        Bank, N.A. and Senior Vice
                                                        President and Secretary of Wells
                                                        Fargo Funds Management, LLC.
                                                        Vice President and Senior
                                                        Counsel of Wells Fargo Bank,
                                                        N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------

    * The Statement of Additional Information includes additional information about the Funds' Trustees and is avail- able, without charge, upon request, by calling 1-800-222-8222.

   ** As of December 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

  *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

 **** Effective January 1, 2006, Olivia Mitchell joined the Board of Trustees as a non-interested Trustee.

***** Effective February 8, 2006, A. Erdem Cimen replaced Stacie D. DeAngelo as the Treasurer of the Funds.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGA FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is available       contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of the WELLS FARGO ADVANTAGE FUNDS. If
visit the Funds' Web site or call:     this report is used for promotional
                                       purposes, distribution of the report must
WELLS FARGO ADVANTAGE FUNDS            be accompanied or preceded by a current
P.O. Box 8266                          prospectus. For a prospectus containing
Boston, MA 02266-8266                  more complete information, including
                                       charges and expenses, call 1-800-222-8222
E-mail: wfaf@wellsfargo.com            or visit the Funds' Web site at
Web: www.wellsfargo.com/advantage      www.wellfargo.com/advantagefunds. Please
funds                                  consider the investment objective, risks,
Retail Investment Professionals:       charges and expenses of the investment
888-877-9275                           carefully before investing. This and
Institutional Investment               other information about WELLS FARGO
Professionals: 866-765-0778            ADVANTAGE FUNDS can be found in the
                                       current prospectus. Read the prospectus
                                       carefully before you invest or send
                                       money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly-owned subsidiary of Wells Fargo &
                                       Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo
                                       & Company.



                -------------------------------------------------
                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
                -------------------------------------------------

--------------------------------------------------------------------------------
(c) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds       RT55154 02-06
Advantage Funds, LLC.                                           ALSP/AR114 12-05
All rights reserved.



ITEM 2. CODE OF ETHICS

As of the end of the period, December 31, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2004 and October 30, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended December 31, 2004 and December 31, 2005, the Audit Fees were $1,944,800 and $1,812,700, respectively.

(b)

AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended December 31, 2004 and December 31, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)

TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2004 and December 31, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended December 31, 2004 and December 31, 2005, the Tax Fees were $84,325 and $130,340, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended December 31, 2004 and December 31, 2005, the Tax Fees were $370,774 and $352,774, respectively. The incurred Tax Fees are comprised of tax return preparation and consulting services.

(d)

ALL OTHER FEES - There were no other fees incurred for the fiscal years ended December 31, 2004 and December 31, 2005.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2004 and December 31, 2005, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended December 31, 2004 and December 31, 2005, the Registrant incurred non-audit fees in the amount of $77,000 and $115,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended December 31, 2004 and December 31, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $148,500 and $184,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations and examinations of securities pursuant to Rule 206(4)-2 under the Investment Adviser Act of 1940.

(h)

The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

Date: February 21, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               Wells Fargo Funds Trust


                                               By: /s/ A. Erdem Cimen

                                                   A. Erdem Cimen
                                                   Treasurer

Date: February 21, 2006